Account Receivable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable
	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)

Account receivable	$72,141	$85,873

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Account receivable	$85,873	$21,708